Variable Interest Entities ("VIE") - Summary of Condensed Income Statement VIEs (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Interest expense	$ 15,601	$ 4,342	$ 8,291	$ 4,218	$ 5,343
Depreciation and amortization	19,341	16,084	23,114	17,353	16,113
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Interest expense	1,540	1,201	1,533	792	447
Depreciation and amortization	$ 5,767	$ 5,277	$ 7,098	$ 4,117	$ 2,359